Debt - SVB Term Loan (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 03, 2023	Jul. 30, 2024	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Adagio Medical Inc
Debt
Warrant liabilities				$ 417,000				$ 78,000
Silicon Valley Bank Term Loan
Debt
Principal amount	$ 2,000,000.0
Interest rate	7.00%
Variable interest rate	1.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Warrant liabilities	$ 35,600,000
Unamortized debt discount	9,700,000
Minimum required equity financing	40,000,000.0
Outstanding principal								1,900,000
Interest		$ 9,000.0	$ 66,500			$ 87,300	$ 200,000
Silicon Valley Bank Term Loan | Adagio Medical Inc
Debt
Principal amount	$ 2,000,000.0
Interest rate	7.00%
Variable interest rate	1.50%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:PrimeRateMember
Warrant liabilities	$ 35,600
Unamortized debt discount								19,400
Minimum required equity financing	40,000,000.0
Outstanding principal								1,900,000
Interest								200,000
SVB Intial Term Loan
Debt
Principal amount	3,000,000.0
SVB Intial Term Loan | Adagio Medical Inc
Debt
Principal amount	3,000,000.0
SVB Subsequent Term Loan
Debt
Outstanding principal								19,400,000
SVB Subsequent Term Loan | Adagio Medical Inc
Debt
Principal amount	$ 2,000,000.0			2,000,000.0
Unamortized debt discount				9,700				19,400
Outstanding principal				1,000,000.0				$ 2,000,000
Interest				$ 78,300	$ 100
Initial warrants
Debt
Shares issued	32,720
Warrant liabilities	$ 28,500,000
Initial warrants | Adagio Medical Inc
Debt
Shares issued	32,720
Warrant liabilities	$ 28,500
Additional warrants
Debt
Shares issued	16,360
Warrant liabilities	$ 7,100,000
Additional warrants | Adagio Medical Inc
Debt
Shares issued	16,360
Warrant liabilities	$ 7,100